S000051556 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	109 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.49%	10.06%	10.20%
Northern Trust Real Assets Allocation IndexSM
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.72%	2.47%	5.10%
FlexShares Real Assets Allocation Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		0.66%	2.36%	4.98%
Performance Inception Date				Nov. 23, 2015
FlexShares Real Assets Allocation Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.36%)	1.58%	4.10%
FlexShares Real Assets Allocation Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.85%	1.70%	3.72%

[1]	Reflects no deduction for fees, expenses or taxes.